Losses per share (Tables)	6 Months Ended
Jun. 30, 2012
Losses Per Share [Abstract]
Losses per share reconciliation
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)	Six-months ended June 30,
	2011	2012
Net loss for Basic and Diluted losses per share
Net loss attributable to Excel Maritime Carriers Ltd. for the period	$(17,021)	$(70,013)

Weighted average number of shares, basic	83,730,845	88,723,937
Weighted average number of shares, diluted	83,730,845	88,723,937

Losses per common share, basic	$(0.20)	$(0.79)
Losses per common share, diluted	$(0.20)	$(0.79)